Subsequent Events - Recent Financing Activities (Narrative) (Details) $ in Thousands, $ in Thousands													3 Months Ended
	Sep. 20, 2024 MXN ($)	Sep. 20, 2024 USD ($)	Sep. 19, 2024 MXN ($)	Sep. 13, 2024 MXN ($)	Aug. 30, 2024 MXN ($)	Aug. 26, 2024 MXN ($)	Aug. 21, 2024 MXN ($)	Aug. 16, 2024 MXN ($)	Jul. 26, 2024 MXN ($)	Jul. 17, 2024 USD ($)	Jul. 10, 2024 USD ($)	Jul. 02, 2024 MXN ($)	Sep. 20, 2024 USD ($)	Sep. 20, 2024 USD ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2024 USD ($)	Apr. 26, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$															$ 1,618,209,028			$ 1,577,509,797
Outstanding of revolving credit lines																$ 182,558
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$														$ 80,000
Obtain of revolving credit lines	$ 20,500,000	$ 5,902,000
Promissory Note | Twenty Eighty Days TIIE Plus 85 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$												$ 6,500
Maturity												28 days
Interest rate basis spread												0.85%
Promissory Note | Thirty Days SOFR Plus 425 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$											$ 341,667
Maturity											30 days
Interest rate basis spread											4.25%
Promissory Note | Twenty Eight Days TIIE Plus 5 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$									$ 4,000
Maturity									28 days
Interest rate basis spread									0.05%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$				$ 2,000,000		$ 2,000,000	$ 3,000,000	$ 5,000,000
Maturity				28 days		28 days	28 days	28 days
Interest rate basis spread				3.65%		3.65%	3.65%	3.65%
Promissory Note | Twenty Eight Days TIIE Plus 310 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$					$ 1,000,000
Maturity					28 days
Interest rate basis spread					3.10%
Promissory Note | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$																	$ 850
Interest rate basis spread																	4.00%
Promissory Note | Twenty Eight Days TIIE Plus 400 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$	$ 1,200,000		$ 5,000,000
Maturity			28 days
Interest rate basis spread				4.00%
Credit Line | Thirty Days SOFR Plus 215 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$												$ 2,500
Maturity												30 days
Interest rate basis spread												2.15%
Credit Line | Ninety Days SOFR Plus 454 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$										$ 750
Maturity										90 days
Interest rate basis spread										4.54%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines														205,444		$ 182,558
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$														$ 19,556
Proceeds from revolving credit lines													$ 270,273
Repayments of revolving credit lines													$ 247,387